Investments	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Investments
6. Investments
Investments consist of the following:

	As at
	March 31,	March 31,
	2021	2020
Investments in marketable securities and mutual funds	$250,852	$162,746
Investment in fixed deposits	38,699	43,030

Total	$289,551	$205,776

	As at
	March 31, 2021	March 31, 2020
Current investments	$203,676	$125,641
Non-current investment	85,875	80,135

Total	$289,551	$205,776